Share-Based Compensation (Details) $ / shares in Units, $ in Thousands				11 Months Ended	12 Months Ended
	Mar. 01, 2018 Unit $ / shares shares	Jan. 08, 2018 Member Tranche $ / shares shares	Mar. 03, 2016 Member Tranche $ / shares shares	Nov. 15, 2018 shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized share based compensation expenses | $					$ 50	$ 272	$ 283
Restricted Stock Units [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Grants in Period							25,000
2015 Plan [Member] | Director [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued				60,425		4,266	4,266
Shares issued as percentage of directors base fee						20.00%	20.00%
Shares issued notional value per share | $ / shares						$ 32	$ 32
2015 Plan [Member] | Restricted Stock Units [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of members granted with restricted stock units	5	5	4
Number of tranches	2	2	2
2015 Plan [Member] | Restricted Stock Units [Member] | First Tranche [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting date	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016
Share-based Compensation, Grants in Period	12,500	12,500	12,500
2015 Plan [Member] | Restricted Stock Units [Member] | Second Tranche [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting date	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016
Share-based Compensation, Grants in Period	12,500	12,500	12,500
Number of consecutive trading days	20 days	20 days	20 days
2015 Plan [Member] | Restricted Stock Units [Member] | Second Tranche [Member] | Management [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price | $ / shares	$ 24.00	$ 24.00	$ 40.00
2019 Plan [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of Equity Incentive Plan					10 years
Maximum number of shares approved under Equity Incentive Plan					1,812,500
2019 Plan [Member] | Maximum [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Number of shares granted in any one calendar year					12,500
Maximum Value of shares granted in any one calendar year | $					$ 100,000